Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2024 to the Wilmington Funds (the “Trust”) Prospectus dated December 29, 2023 (the “Prospectus”)
1.	Effective May 1, 2024, the information in Prospectus with respect to the Wilmington U.S. Government Money Market Fund (the “Government Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus relating to the Government Fund:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b‑1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.06%	0.16%	(1)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.21%	0.31%		0.46%	0.71%	0.71%
Fee Waivers and/or Expense Reimbursements(2)	(0.05)%	(0.06)%		(0.14)%	(0.11)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%
(1)	Restated to reflect current fees.
(2)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$63	$113	$263
Institutional Class	$26	$94	$168	$387
Select Class	$33	$133	$244	$566
Administrative Class	$61	$216	$384	$872
Service Class	$67	$222	$390	$878
2.	Effective May 1, 2024, the information in the Prospectus with respect to the Wilmington U.S. Treasury Money Market Fund (the “Treasury Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 5 of the Prospectus relating to the Treasury Fund:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b‑1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.08%	0.18%	(1)	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.23%	0.33%		0.48%	0.73%	0.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%	(0.08)%		(0.16)%	(0.13)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%
(1)	Restated to reflect current fees.
(2)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$67	$122	$286
Institutional Class	$26	$98	$177	$410
Select Class	$33	$138	$253	$588
Administrative Class	$61	$220	$393	$894
Service Class	$67	$226	$399	$900

Wilmington U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2024 to the Wilmington Funds (the “Trust”) Prospectus dated December 29, 2023 (the “Prospectus”)
1.	Effective May 1, 2024, the information in Prospectus with respect to the Wilmington U.S. Government Money Market Fund (the “Government Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus relating to the Government Fund:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b‑1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.06%	0.16%	(1)	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.21%	0.31%		0.46%	0.71%	0.71%
Fee Waivers and/or Expense Reimbursements(2)	(0.05)%	(0.06)%		(0.14)%	(0.11)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%
(1)	Restated to reflect current fees.
(2)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$63	$113	$263
Institutional Class	$26	$94	$168	$387
Select Class	$33	$133	$244	$566
Administrative Class	$61	$216	$384	$872
Service Class	$67	$222	$390	$878

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Wilmington U.S. Government Money Market Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	$ 878
Wilmington U.S. Government Money Market Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	133
5 Years	rr_ExpenseExampleYear05	244
10 Years	rr_ExpenseExampleYear10	$ 566
Wilmington U.S. Government Money Market Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 872
Wilmington U.S. Government Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	94
5 Years	rr_ExpenseExampleYear05	168
10 Years	rr_ExpenseExampleYear10	$ 387
Wilmington U.S. Government Money Market Fund | Preferred Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	63
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 263
Wilmington U.S. Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 1, 2024 to the Wilmington Funds (the “Trust”) Prospectus dated December 29, 2023 (the “Prospectus”)
2.	Effective May 1, 2024, the information in the Prospectus with respect to the Wilmington U.S. Treasury Money Market Fund (the “Treasury Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 5 of the Prospectus relating to the Treasury Fund:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Preferred Institutional Class	Institutional Class		Select Class	Administrative Class	Service Class
Management Fee(1)	0.15%	0.15%		0.15%	0.15%	0.15%
Distribution and/or Service (12b‑1) Fees	None	None		None	0.25%	0.25%
Other Expenses	0.08%	0.18%	(1)	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses	0.23%	0.33%		0.48%	0.73%	0.73%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%	(0.08)%		(0.16)%	(0.13)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.16%	0.25%		0.32%	0.60%	0.66%
(1)	Restated to reflect current fees.
(2)
The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Preferred Institutional Class	$16	$67	$122	$286
Institutional Class	$26	$98	$177	$410
Select Class	$33	$138	$253	$588
Administrative Class	$61	$220	$393	$894
Service Class	$67	$226	$399	$900

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Preferred Institutional Class Shares, Institutional Class Shares, Select Class Shares, Administrative Class Shares, and Service Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Wilmington U.S. Treasury Money Market Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	253
10 Years	rr_ExpenseExampleYear10	$ 588
Wilmington U.S. Treasury Money Market Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	399
10 Years	rr_ExpenseExampleYear10	$ 900
Wilmington U.S. Treasury Money Market Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	220
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	$ 894
Wilmington U.S. Treasury Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	98
5 Years	rr_ExpenseExampleYear05	177
10 Years	rr_ExpenseExampleYear10	$ 410
Wilmington U.S. Treasury Money Market Fund | Preferred Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee(	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 16
3 Years	rr_ExpenseExampleYear03	67
5 Years	rr_ExpenseExampleYear05	122
10 Years	rr_ExpenseExampleYear10	$ 286

[1]	Restated to reflect current fees.
[2]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Preferred Institutional, Institutional, Select, Administrative and Service Class Shares will not exceed 0.16%, 0.25%, 0.32%, 0.60% and 0.66%, respectively, not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses. This waiver may be amended or withdrawn after May 31, 2025, or with the agreement of the Fund’s Board of Trustees.